FAIR VALUE GAINS (LOSSES), NET	6 Months Ended
Jun. 30, 2025
Disclosure of fair value measurement of assets [abstract]
FAIR VALUE GAINS (LOSSES), NET	FAIR VALUE GAINS (LOSSES), NET
The components of fair value gains (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Commercial properties	$4	$(464)	$(276)	$(805)
Commercial developments	(9)	34	42	160
Incentive fees(1)	(19)	—	(19)	(5)
Financial instruments and other	71	(78)	190	(230)
Total fair value gains (losses), net	$47	$(508)	$(63)	$(880)
(1)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.